Intangible Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table)

	December 31, 2025	December 31, 2024
Opening balance	$49,431	$5,662
Additions/(disposals) (*)(**)	54,109	49,295
Amortization	(13,486)	(5,526)
Total	$90,054	$49,431

(*)	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and is being amortized over the remaining useful life of the charters.

(**)	During the first quarter of 2025, the charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. During December 2025, the charters of the two new ECO 8,586 TEU Vessels resulted in an intangible liability of $38,122 that was recognized and will be amortized over the remaining useful life of the charters.

Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
December 31, 2026	$21,412
December 31, 2027	21,412
December 31, 2028	21,471
December 31, 2029	19,910
December 31, 2030	5,849
$90,054